Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	CKSW
Entity Registrant Name	CLICKSOFTWARE TECHNOLOGIES LTD
Entity Central Index Key	0001105841
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	31,368,888

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 14,683	$ 25,749
Deposits (Note 3)	28,243	16,747
Marketable securities (Note 3)	10,945	7,839
Trade receivables, net of allowance for doubtful accounts of $701 and $1,102 as of December 31, 2011 and 2010, respectively (Note 4)	23,378	14,255
Deferred taxes (Note 14)	540	2,220
Other receivables and prepaid expenses (Note 5)	2,610	2,431
Total Current Assets	80,399	69,241
Long-Term Assets:
Deposits (Note 6 & Note 11A)	1,093	620
Other receivables and prepaid expenses (Note 5)	233	364
Severance Pay funds (Note 7)	1,746	1,703
Deferred taxes (Note 14)	550
Identifiable Intangible assets, Net (Note 8)	1,166	2,004
Goodwill (Note 8)	1,572	2,511
Property and Equipment, Net (Note 9)	3,873	3,384
Total Long-Term Assets	10,233	10,586
TOTAL ASSETS	90,632	79,827
Current Liabilities:
Accounts payable and accrued expenses (Note 10)	13,608	12,574
Dividend payable (Note 12F)	2,536
Deferred revenues	9,529	7,957
Total Current Liabilities	25,673	20,531
Long-Term Liabilities:
Accrued severance pay (Note 7)	3,847	3,431
Deferred tax liability (Note 14)	180
Deferred revenues	1,828	1,777
Total Long-Term Liabilities	5,855	5,208
Total Liabilities	31,528	25,739
Commitments and Contingencies (Note 11)
Shareholders' Equity (Note 12):
Ordinary shares of NIS 0.02 par value: Authorized - 100,000,000 as of December 31, 2011 and 2010; Issued - 31,407,888 shares as of December 31, 2011 and 30,673,227 as of December 31, 2010; Outstanding - 31,368,888 shares as of December 31, 2011 and 30,634,227 shares as of December 31, 2010;	131	126
Additional paid-in capital	84,383	81,170
Accumulated other comprehensive income	(167)	228
Accumulated deficit	(25,200)	(27,393)
Stockholders' Equity before Treasury Stock, Total	59,147	54,131
Treasury shares, at cost: 39,000 shares	(43)	(43)
Total shareholders' equity	59,104	54,088
Total Liabilities and Shareholders' Equity	$ 90,632	$ 79,827

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
Trade receivables, allowance for doubtful accounts	$ 701		$ 1,102
Special preferred shares, par value		0.02		0.02
Special preferred shares, Authorized	5,000,000	5,000,000	5,000,000	5,000,000
Special preferred shares, issued shares
Special preferred shares, outstanding shares
Ordinary shares, par value		0.02		0.02
Ordinary shares, Authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, Issued	31,407,888	31,407,888	30,673,227	30,673,227
Ordinary shares, Outstanding	31,368,888	31,368,888	30,634,227	30,634,227
Treasury shares, shares	39,000	39,000	39,000	39,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues (Note 13):
Software license	$ 31,542	$ 25,825	$ 19,259
Services	55,545	45,194	41,864
Total revenues	87,087	71,019	61,123
Cost of revenues:
Software license	2,519	2,299	1,980
Services	29,177	24,614	18,851
Total cost of revenues	31,696	26,913	20,831
Gross profit	55,391	44,106	40,292
Operating expenses:
Research and development	9,019	8,081	6,666
Less - participation by the Chief Scientist of the Government of Israel		161	167
Research and development , net	9,019	7,920	6,499
Selling and marketing	23,382	19,213	16,240
General and administrative	7,386	6,747	6,423
Impairment of goodwill (Note 8C)	939
Total operating expenses	40,726	33,880	29,162
Operating income	14,665	10,226	11,130
Interest income, net	7	189	380
Net income before taxes	14,672	10,415	11,510
Taxes on income (Tax benefit) (Note 14)	2,462	1,370	(1,004)
Net income	$ 12,210	$ 9,045	$ 12,514
Basic net earnings per share	$ 0.39	$ 0.3	$ 0.43
Diluted net earnings per share	$ 0.38	$ 0.28	$ 0.4
Shares used in computing basic net earnings per share	31,014,373	30,415,679	29,400,973
Shares used in computing diluted net earnings per share	32,226,883	32,037,399	31,137,238

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data		Total	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Treasury Shares
Beginning Balance at Dec. 31, 2008		$ 26,086	$ 116	$ 74,771	$ (48,952)	$ 194	$ (43)
Beginning Balance (in shares) at Dec. 31, 2008			28,655,670
Employee options exercised (in shares)			1,588,660
Employee options exercised		3,178	8	3,170
Stock-based compensation expense related to employees and consultants		992		992
Accumulated other comprehensive income		(112)				(112)
Net income		12,514			12,514
Ending Balance at Dec. 31, 2009		42,658	124	78,933	(36,438)	82	(43)
Ending Balance (in shares) at Dec. 31, 2009			30,244,330
Employee options exercised (in shares)			389,897
Employee options exercised		1,070	2	1,068
Stock-based compensation expense related to employees and consultants		1,169		1,169
Accumulated other comprehensive income		146				146
Net income		9,045			9,045
Ending Balance at Dec. 31, 2010		54,088	126	81,170	(27,393)	228	(43)
Ending Balance (in shares) at Dec. 31, 2010			30,634,227
Employee options exercised (in shares)			734,661
Employee options exercised		1,487	5	1,482
Stock-based compensation expense related to employees and consultants		1,731		1,731
Accumulated other comprehensive income	[1]	(395)				(395)
Dividend		(10,017)			(10,017)
Net income		12,210			12,210
Ending Balance at Dec. 31, 2011		$ 59,104	$ 131	$ 84,383	$ (25,200)	$ (167)	$ (43)
Ending Balance (in shares) at Dec. 31, 2011			31,368,888

[1]	Loss on derivatives designated for cash flow hedge is $440 and gain on marketable securities is $45.

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Loss on derivatives designated for cash flow hedge	$ 440
Gain on marketable securities	$ 45

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 12,210	$ 9,045	$ 12,514
Income and expense items not involving cash flows:
Depreciation	1,519	1,254	1,032
Stock-based compensation	1,731	1,169	992
Amortization of acquired intangible assets	782	796	366
Impairment of goodwill	939
Impairment of acquired intangible assets	55
Severance pay, net	373	334	(41)
Gain on marketable securities	(94)	(59)	(2)
Other	11	8	22
Changes in operating assets and liabilities:
Trade receivables	(9,123)	2,155	(8,585)
Deferred taxes	1,310	940	(1,220)
Other receivables	(443)	(669)	(1,021)
Accounts payable and accrued expenses	1,034	955	2,839
Deferred revenues	1,623	441	650
Net cash provided by operating activities	11,927	16,369	7,546
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(2,018)	(1,517)	(2,057)
Acquisition of intangible assets and goodwill			(5,679)
Decrease (Increase) in deposits, net	(11,969)	681	(3,492)
Investments in marketable securities	(8,298)	(8,451)	(2,425)
Proceeds from sales of marketable securities	5,286	2,003	1,095
Net cash used in investing activities	(16,999)	(7,284)	(12,558)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividend paid	(7,481)
Employee options exercised	1,487	1,070	3,179
Net cash provided by (used in) financing activities	(5,994)	1,070	3,179
Increase (decrease) in cash and cash equivalents	(11,066)	10,155	(1,833)
Cash and cash equivalents at beginning of year	25,749	15,594	17,427
Cash and cash equivalents at end of year	14,683	25,749	15,594
Supplemental cash flow information:
Cash paid for taxes	713	133	156
Cash paid for interest	$ 4	$ 4	$ 7

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL

NOTE 1 – GENERAL

ClickSoftware Technologies Ltd. (the "Company" or "ClickSoftware") was incorporated in Israel and is a leading provider of software products and solutions for workforce management and optimization. The Company's products and solutions incorporate best business practices, key business functions of service operations, and sophisticated decision-making algorithms that enable its customers to more efficiently manage their service operations in a scalable, integrated manner.

The Company's solutions are grouped into three main suites which together comprise its Service Optimization Suite:

Field Service Daily Suite covers automatic decision making and optimization support to manage field service operations.

Roster (Shift Planning) Suite covers shift planning needs for both the manager as well as the employee to optimize the balance between staffing levels needed for serving customers and managing labor costs, and employee preferences.

ClickMobile and Mobility Suite  covers the needs of the mobile individual and back-office staff for field data communication.

The Company's Service Optimization Suite is designed to increase service revenue and customer responsiveness while reducing costs. The Company's Service Optimization Suite includes strategic and tactical workforce planning, optimized service scheduling, intelligent problem resolution, mobile workforce management, shift planning and business analytics, connecting various organizational levels and all functions, from executive strategy to operational execution. The following comprise the individual products of the above suites: ClickSchedule, ClickAnalyze, ClickMobile, ClickLocate, ClickContact, ClickRoster, ClickPlan and ClickForecast. The Company offers solutions for the small and mid-size company markets in the form of ClickIMRS. The Company provides a Cloud-based offering of its Service Optimization Suite via ClickSoftware Cloud Services.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries in the United States (ClickSoftware, Inc.), in the United Kingdom (ClickSoftware Europe Limited), in Germany (ClickSoftware Central Europe, GmbH),in Belgium (ClickSoftware Belgium, N.V.), in Australia (ClickSoftware Australia Pty. Ltd., a wholly owned subsidiary of ClickSoftware, Inc.), in Japan (ClickSoftware Japan KK) and in India (ClickSoftware India Private Limited). The subsidiaries are primarily engaged in the sale and marketing of the Company's products in the Americas, EMEA (Europe, Middle East and Africa but not including Israel) and the rest of the world. All significant material intercompany balances and transactions have been eliminated.

Financial statements in U.S. dollars

The reporting currency of the Company is the U.S. dollar ("dollar"). The dollar is the functional currency of the Company and its subsidiaries. Transactions and balances originally denominated in dollars are presented at their original amounts. Non-dollar transactions and balances are remeasured into dollars in accordance with the principles set forth in ASC 830 ("Foreign Currency Matters") . All exchange gains and losses from translation of monetary balance sheet items resulting from transactions in non-dollar currencies are recorded in the statement of operations as they arise.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents

Cash equivalents include short-term, highly liquid investments that are readily convertible to cash, with original maturities of three months or less.

Concentration of credit risk

Financial instruments, which potentially subject the Company to credit risk, consist principally of cash instruments and accounts receivable. The Company maintains cash and cash equivalents and investments with major financial institutions in the United States, Europe and Israel. Nearly all of our cash and investments are not insured by the FDIC or other similar governmental insurance limits. The accounts receivable are derived from sales to a large number of customers, mainly large industrial corporations and their suppliers located mainly in Europe and the United States. The Company generally does not require collateral. The Company performs ongoing credit evaluations of its customers and maintains an allowance for doubtful accounts which management believes adequately covers all anticipated losses in respect of trade receivables.

Short term bank deposits

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits.

Marketable securities

Securities classified as available-for-sale are reported at fair value with unrealized gains and losses, net of related tax, recorded as a separate component of other comprehensive income in equity until realized. Unrealized losses that are considered to be other-than-temporary are charged to statement of operations as an impairment charge and are included in the consolidated statement of operations under financial expenses. Realized gains and losses on sales of the securities, as well as premium or discount amortization, are included in the consolidated statement of operations as financial income or expenses.

Fair values for marketable securities were determined using the quoted prices in active market for identical asset (level 1).

Property and equipment

Property and equipment is stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, ranging from 3 to 16 years. Leasehold improvements are amortized using the straight-line method, over the shorter of the lease term or the useful lives of the improvements.

The Company complies with provisions of ASC 360, ("Property, Plant and Equipment"). ASC 360 requires that long-lived assets and certain identifiable intangible assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell.

Identifiable Intangible Assets

Intangible assets representing primarily core technology and in process research and development ("IPR&D"), customer lists and relationships and non-competition arrangements (arising from business combinations) are recorded at cost less accumulated amortization as outlined in Note 8. Intangible assets are amortized over their estimated useful lives on a straight-line basis ranging from 3 to 6 years.

Goodwill

Goodwill represents the excess purchase price paid by the Company over the fair value of identifiable intangible assets as a result of purchasing a business. Goodwill is not amortized but instead is tested for impairment annually or more frequently if events or changes in circumstances indicate that it may be impaired.
Goodwill impairment testing is a two-step process. The first step involves comparing the fair value of a company’s reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit’s carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

Software research and development costs

Software research and development costs incurred prior to the establishment of technological feasibility are included in research and development expenses. The Company defines establishment of technological feasibility as the completion of a working model. Software development costs incurred subsequent to the establishment of technological feasibility through the period of general market availability of the products are capitalized, if material, after consideration of various factors, including net realizable value. To date, software development costs that are eligible for capitalization have not been material and have been expensed.

Revenue recognition

The Company recognizes revenues in accordance with the ASC 985-605 ("Software Revenue Recognition").

In accordance with ASC 985-605, revenues from software license fees are recognized when persuasive evidence of an arrangement exists, the software product covered by written agreement or a purchase order signed by the customer has been delivered, the license fees are fixed and determinable, collection of the license fees is considered probable and vendor-specific objective evidence (VSOE) of the fair value of undelivered elements exists.

License fees from software arrangements that involve multiple elements, such as consulting, training and post-contract customer support, are allocated to each element of the arrangement based on the residual method. Under the residual method, consideration is allocated to undelivered elements based upon the VSOE of those elements, with the residual of the arrangement fee allocated to and recognized as software license revenue. The Company determines the fair value of each element in multiple-element arrangements other than license based on vendor specific objective evidence, or VSOE. The Company determines the VSOE for each element according to the price charged when the element is sold separately. For post-contract customer support, the Company determines the VSOE based on the renewal price charged. For other services, such as consulting and training, the Company determines the VSOE based on the fixed hourly/daily rate charged in stand-alone service transactions.

Arrangements that include professional services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. When services are considered essential, revenue under the arrangement is recognized using contract accounting. When services are not considered essential, revenue allocable to the services is recognized as the services are performed.

Revenue from software licenses that require significant customization, integration and implementation are recognized based on ASC 605-35 ("Construction-Type and Production-Type Contracts") using contract accounting on the percentage-of-completion method, based on the relationship of actual working hours incurred to total working hours estimated to be incurred over the duration of the contract. In recognizing revenues based on the percentage-of-completion method, the Company estimates time to completion with revisions to estimates reflected in the period in which changes become known. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract.

Service revenues are comprised of revenues from consulting, training, and post-contract customer support. Revenues from consulting services are recognized on a time and material basis, or in a fixed price contract, on a percentage of completion basis. Revenues from training are recognized as the services are provided. Post-contract customer support arrangements provide for technical support and the right to unspecified updates on an if-and-when-available basis. Revenues from these arrangements are recognized ratably over the term of the arrangement, usually one year.

The Company categorizes revenue as either software license revenue or services revenue. The Company allocates revenue to each of these categories based on the VSOE for elements in each revenue arrangement and based on the application of the residual method for arrangements in which the Company has established the VSOE for all undelivered elements. Where the Company is unable to establish the VSOE for all undelivered elements, the Company takes a systematic approach, whereby the Company first allocates revenue to any undelivered elements for which the VSOE has been established, and then allocates revenue to any undelivered elements for which the VSOE has not been established based on management's best estimate of the fair value of those undelivered elements. The Company then applies a residual method to determine the license fee. Management's best estimate of fair value of undelivered elements for which the VSOE has not been established is based upon the VSOE of similar offerings and other objective criteria.

Basic and diluted net income per share

Basic and diluted net income per share are presented in conformity with ASC 260 ("Earnings per Share") for all years presented. Basic net income per share have been computed using the weighted-average number of ordinary shares outstanding during the year, net of treasury shares (see Note 12). In computing diluted earnings (loss) per share, the potential dilutive effect of outstanding equity awards is taken into account using the treasury stock method.

Outstanding share options and shares issued and reserved for outstanding share options have been excluded from the calculation of basic and diluted net income per share to the extent such securities are anti-dilutive. The total number of options to purchase shares, excluded from the calculations of diluted net income per share, were 497,000, 474,000 and 267,300 for the years ended December 31, 2011, 2010 and 2009, respectively.

Fair value of financial instruments

The financial instruments of the Company consist mainly of cash and cash equivalents, short-term and long-term investments, current accounts receivable, marketable securities and accounts payable. In view of their nature, the fair value of the financial instruments included in working capital of the Company is usually identical or close to their carrying amounts.

Stock-based compensation

ASC 718 ("Compensation – Stock Compensation") requires that compensation cost relating to share-based payment awards made to employees and directors be recognized in the financial statements. The main awards issued under Company stock-based compensation plans, which are described in Note 12D, "Employee, Directors, and Consultant Option Plans", include stock options. The cost for such awards is measured at the grant date based on the calculated fair value of the award. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods (generally the vesting period of the equity award) reduced by estimated forfeitures in the Company Consolidated Statement of Operations.

Income taxes

The Company accounts for income taxes, in accordance with the provisions of ASC 740 ("Income Taxes,") under the liability method of accounting. Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the year in which the differences are expected to reverse. Valuation allowances are established, when necessary, to reduce deferred tax assets to amounts expected to be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting or, if not related to an asset or liability for financial reporting, according to the expected reversal dates of the specific temporary differences.

For uncertain tax positions, the Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within income tax expense.

Reclassification

Certain amounts in prior years' financial statements have been reclassified in order to conform to the 2011 presentation.

Dividend distribution

Dividend distribution to the Company's shareholders is recognized as a liability in the Company's financial statements in the period in which the dividends are approved by the Company's board of directors, excluding distributions that are pending regulatory approval. See also Note 12F.

Recent accounting pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 changes certain fair value measurement principles and clarifies the application of existing fair value measurement guidance. These amendments include, among other matters, (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and (3) disclosing quantitative information about the unobservable inputs used within the Level 3 hierarchy. The amendments are effective for interim and annual periods beginning after December 15, 2011 on a prospective basis. The Company does not expect the adoption of this update to have any material impact on our consolidated financial statements.

On June 16, 2011, the FASB issued ASU 2011-05, which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 2202 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. Under the two-statement approach, the first statement would include components of net income, which is consistent with the income statement format used today, and the second statement would include components of other comprehensive income (OCI). The ASU does not change the items that must be reported in OCI. The amendments are effective for interim and annual periods beginning after December 15, 2011 on a prospective basis. The Company does not expect the adoption of this update to have any material impact on our consolidated financial statements.

On September 15, 2011, the FASB issued ASU 2011-08, which amends the guidance in ASC 350-202 on testing goodwill for impairment. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The ASU does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. In addition, the ASU does not amend the requirement to test goodwill for impairment between annual tests if events or circumstances warrant; however, it does revise the examples of events and circumstances that an entity should consider. The amendments are effective for interim and annual periods beginning after December 15, 2011 on a prospective basis. The Company does not expect the adoption of this update to have any material impact on our consolidated financial statements.

On December 16, 2011, the FASB issued ASU 2011-11, which contains new disclosure requirements regarding the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. Generally, it is more difficult to qualify for offsetting under IFRSs than it is under U.S. GAAP because under U.S. GAAP certain derivative and repurchase agreement arrangements are granted exceptions from the general offsetting model. As a result, entities with significant financial instrument and derivative portfolios that report under IFRSs typically present positions on their balance sheets that are significantly larger than those of entities with similarly sized portfolios whose financial statements are prepared in accordance with U.S. GAAP. To facilitate comparison between financial statements prepared under U.S. GAAP and IFRSs, the new disclosures will give financial statement users information about both gross and net exposures. The amendments are effective for annual periods beginning after January 1, 2013 on a prospective basis. The Company does not expect the adoption of this update to have any material impact on our consolidated financial statements.

On December 23, 2011, the FASB issued ASU 2011-12, which defers certain provisions of ASU 2011-05. One of ASU 2011-05’s provisions required entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). Accordingly, this requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date. The new ASU is in response to constituents' concerns about whether the requirements under ASU 2011-05 for the presentation of reclassification adjustments were operational.

The FASB also decided that during the deferral period, entities would be required to comply with all existing requirements for reclassification adjustments in ASC 220, which indicates that "[a]n entity may display reclassification adjustments on the face of the financial statement in which comprehensive income is reported, or it may disclose reclassification adjustments in the notes to the financial statements." The amendments are effective for interim and annual periods beginning after December 15, 2011 on a prospective basis. The Company does not expect the adoption of this update to have any material impact on our consolidated financial statements.

SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES

NOTE 3 — SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES

	DECEMBER 31,
	2011	2010

Bank deposits and money market funds (1)	$28,243	$16,747
Marketable securities (2)	10,945	7,839
	$39,188	$24,586

(1) The bank deposits and money market funds bear interest at an average annual rate of 2.1% and 1.5% for 2011 and 2010, respectively.

(2) Consists of government and corporate bonds, which provide a yield at an average annual rate of 0.9% each year.

TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2011
TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

NOTE 4 — TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

A.	Trade receivables

	DECEMBER 31,
	2011	2010

Accounts receivables billed	$21,807	$12,740
Accounts receivables unbilled	2,272	2,617
Allowance for doubtful accounts (*)	(701)	(1,102)
Trade receivables, net	$23,378	$14,255

(*) The 2010 increase in allowance for doubtful accounts is mostly due to the bankruptcy of a customer.

B.	Allowance for doubtful accounts

	DECEMBER 31,
	2011	2010

Balance at beginning of year	$1,102	$501
Increase of allowance	139	601
Write-off	(540)	-
Balance at year end	$701	$1,102

OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER RECEIVABLES AND PREPAID EXPENSES

NOTE 5 — OTHER RECEIVABLES AND PREPAID EXPENSES

	DECEMBER 31,
	2011	2010

Prepaid expenses	$2,113	$2,091
Government participation and other government receivables	426	248
Employees	125	53
Other	179	403
	$2,843	$2,795

Other receivables and prepaid expenses – Short term	$2,610	$2,431
Other receivables and prepaid expenses – Long term	233	364
	$2,843	$2,795

LONG-TERM DEPOSITS	12 Months Ended
Dec. 31, 2011
LONG-TERM DEPOSITS

NOTE 6 — LONG-TERM DEPOSITS

	DECEMBER 31,
	2011	2010

Bank deposits (see also Note 11A)	$1,093	$620
	$1,093	$620

The bank deposits bear interest at an average annual rate of 2.1%. and 1.2% for 2011 and 2010, respectively.

ACCRUED SEVERANCE PAY, NET	12 Months Ended
Dec. 31, 2011
ACCRUED SEVERANCE PAY, NET

NOTE 7 — ACCRUED SEVERANCE PAY, NET

Under Israeli law and labor agreements, the Company is required to make severance payments to its dismissed employees and employees leaving its employment in certain other circumstances. The Company's severance pay obligation to its employees, which is calculated on the basis of the salary of each employee for the last month of the reported period multiplied by the years of such employee's employment, is reflected by the accrual presented in the balance sheet and is partially funded by deposits with insurance companies and provident funds. Outside of Israel the Company accrues severance pay obligations when required under the applicable laws in such jurisdictions. Severance pay obligations made to Israeli employees are considered significant compared to all other subsidiaries.

Severance pay expenses amounted to $1,383, $911 and $527 for the years ended December 31, 2011, 2010 and 2009, respectively.

GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 8 – GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A.	Goodwill:

	DECEMBER 31,
	2011	2010

Balance as of January 1	$2,511	$2,511
Changes during year:
Impairment	(939)	-
Balance as of December 31(*)	$1,572	$2,511

(*) All goodwill balance as of December 31, 2011 relates to ClickSoftware reporting unit

B.	Identifiable intangible assets, Net:

		DECEMBER 31,
	Useful life	2011	2010
Original amount
Core technology	3-6 years	$1,507	$1,507
IPR&D	4 years	472	472
Customer relationship, net of impairment (see C below)	3-6 years	1,007	1,062
Non-Compete	4 years	127	127
		$3,113	$3,168
Accumulated Amortization		1,947	1,164
Identifiable intangible assets, Net		$1,166	$2,004

The estimated future amortization expense of other intangible assets as of December 31, 2011 is as follows:

2012	$714
2013	277
2014	86
2015 and thereafter	89
$1,166

C.	Goodwill and Other Intangible Assets impairment testing

The company performs its annual impairment tests in the fourth quarter. For impairment testing the company identifies two separate reporting units: ClickSoftware and ST (acquired from AST Technologies in 2009). In the fourth quarter of 2011, as a result of the company's analysis, the company determined that certain goodwill and intangible assets of the ST reporting unit were impaired, as the company determined that its Cloud Services offering better addressed the needs of its customers and provided the company with a greater market potential than the ST offering and therefore decided to cease offering the ST application. Thus, goodwill and customer relations for the ST reporting unit were reassessed at a value of zero. As a result, a $939,000 goodwill impairment and a $55,000 of intangible assets impairment charges were recorded as of December 31, 2011. For ClickSoftware the fair value was significantly higher than the carrying amount.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET

NOTE 9 — PROPERTY AND EQUIPMENT, NET

	DECEMBER 31,
	2011	2010
Cost
Computers and office equipment	$6,805	$5,740
Leasehold improvements	2,199	1,520
	$9,004	$7,260
Accumulated Depreciation	5,131	3,876
Property and equipment, net	$3,873	$3,384

ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 10 — ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	DECEMBER 31,
	2011	2010

Suppliers	$4,789	$5,453
Employee and related costs	6,310	5,449
Government commitment	2,265	1,557
Other	244	115
	$13,608	$12,574

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

NOTE 11 — COMMITMENTS AND CONTINGENCIES

A.	The Company has entered into standby letters of credit agreements with banks and financial institutions relating to the guarantee of future performance on certain contracts. As of December 31, 2011, contingent liabilities on outstanding letter of credit agreements which expire after December 31, 2012 aggregated approximately $0.6 million. The letters of credit are secured by $0.6 million in deposits to cover any potential payments under the guarantees.

B.	The Company operates from leased facilities in Israel, the United States, United Kingdom, Germany, India and Australia, for periods expiring in the years 2012 through 2021. Minimum future rental payments, as of December 31, 2011 are as follows:

2012	$2,346
2013	2,230
2014	771
2015-2021	1,628
$6,975

Rent expense amounted to $2,244, $1,728 and $1,400 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company has a lease for approximately 50,000 square feet of office space in Petach Tikva, Israel. The Company has a lease for office space in Burlington, Massachusetts for approximately 16,000 square feet.

C.	From time to time, the Company is involved in various routine legal proceedings incidental to the ordinary course of our business. The Company does not believe that the outcome of these pending legal proceeding will have a material adverse effect on the Company's business or consolidated financial condition.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY

NOTE 12 — SHAREHOLDERS' EQUITY

A.	Public Company

The Company's shares are publicly traded on the Nasdaq Global Select Market.

B.	Share Capital

Share capital is comprised of issued and outstanding ordinary shares of NIS 0.02 par value.

C.	Employee Stock Purchase Plan

During 2000, the board of directors approved the ESPP (Employee Stock Purchase Plan) effective August 2000. As of December 31, 2004, 766,691 ordinary shares were issued under the ESPP, and an additional 283,309 ordinary shares are reserved for issuance. During 2004, the Company board of directors resolved to temporarily suspend the ESPP.

D.	Employee, Directors, and Consultant Option Plans

The Company adopted its umbrella option plan in 2000 (the "Plan"). Pursuant to the Plan the number of Ordinary Shares made available under it automatically increases on the first day of the Company's fiscal year to equal the lesser of: (i) 5% of the outstanding Ordinary Shares on such date, (ii) 1,250,000 Ordinary Shares, and (iii) an amount determined by the Company's board of directors.

Under the Plan and it sub-plans, the Company granted 554,000, 589,000 and 489,500 at an average exercise price of $8.71, $6.11 and $6.49 for the years ended December 31, 2011, 2010 and 2009 respectively.

During the year ended December 31, 2008, the board of directors and shareholders at the annual meeting approved the grants of options to directors to purchase 115,000 ordinary shares.

During the year ended December 31, 2009, the board of directors and shareholders at the annual meeting approved the grants of options to directors to purchase 242,500 ordinary shares.

During the year ended December 31, 2010, the Company amended the Plan to include the right to grant Restricted Share Units with respect to Ordinary Shares of the Company ("RSUs") with an exercise price per share equal to the par value of each share underlying the RSU. In the year ended December 31, 2010, the board of directors and shareholders at the 2010 Annual Shareholders Meeting ("2010 ASM") annual meeting approved the grants of an aggregate of 48,000 RSUs to independent directors and a grant of an option to the Company chairman to purchase 100,000 ordinary shares. This RSU grant was in accordance with the resolutions adopted by our shareholders at the 2010 ASM which provided that: (i) each independent director (defined for the purpose hereof as External Directors according to the Companies Law and all other directors other than our employees or our consultants or of any subsidiary), who is appointed as our director, at or after the 2010 ASM, is automatically granted 8,000 RSUs, upon the date such individual first becomes a director; and (ii) each independent director is automatically granted 8,000 RSUs, following each annual meeting of our shareholders, beginning with the Company's 2011 annual shareholders meeting, if on such date he or she shall have served on our Board for at least the preceding six months.

In accordance with the 2010 ASM resolutions, in the year ended December 31, 2011, Company granted an aggregate of 48,000 RSUs to independent directors.

In the year ended December 31, 2011, the board of directors and shareholders at the annual meeting approved a grant of an option to the Company chairman to purchase 100,000 ordinary shares.

During 2003, the board of directors decided to increase the reserve for grants under the Plan, by 400,000 options effective January 1, 2004.

During 2005, the board of directors decided to increase the reserve for grants under the Plan, by 450,000 options effective January 1, 2006.

During 2006, the board of directors decided to increase the reserve for grants under the Plan, by 1,250,000 options effective January 1, 2007.

During 2007, the board of directors decided to increase the reserve for grants under the Plan, by 1,250,000 options effective January 1, 2008.

During 2008, the board of directors decided to increase the reserve for grants under the Plan, by 900,000 options effective January 1, 2009.

During 2009, the board of directors decided to decrease the reserve for grants under the Plan, by 352,731 options effective September 15, 2009.

Also during 2009, the board of directors decided to increase the reserve for grants under the Plan, by 800,000 options effective January 1, 2010.

During 2010, the board of directors decided to increase the reserve for grants under the Plan, by 800,000 options (and RSUs) effective January 1, 2011.

During 2011, the board of directors decided to increase the reserve for grants under the Plan, by 800,000 options (and RSUs) effective January 1, 2012.

A summary of the status of the Company's stock option plans as of December 31, 2011 and 2010 and changes during the years then ended are as follows:

			WEIGHTED	WEIGHTED
	OPTIONS AND		-AVERAGE	-AVERAGE
	SHARES		EXERCISE	FAIR
	AVAILABLE	OUTSTANDING	PRICE PER	VALUE OF
	FOR GRANT	OPTIONS	SHARE ($)	OPTION
Outstanding December 31, 2008	1,966,915	4,441,230	2.23
Increase in option pool, net	547,269	-	-
Granted	(489,500)	489,500	6.49	$3.93
Forfeited	104,981	(104,981)	3.49
Exercised	-	(1,588,660)	2.00
Outstanding at December 31, 2009	2,129,665	3,237,089	2.94
Increase in option pool, net	800,000	-	-
Granted	(589,000)	589,000	6.11	$3.90
Forfeited	188,072	(188,072)	7.06
Exercised	-	(389,897)	2.65
Outstanding at December 31, 2010	2,528,737	3,248,120	3.31
Increase in option pool, net	800,000	-	-
Granted	(554,000)	554,000	8.71	$5.17
Forfeited	45,650	(45,650)	6.14
Exercised	-	(734,661)	2.07
Outstanding at December 31, 2011	2,820,387	3,021,809	4.56

The following table summarizes information about options outstanding and exercisable as of December 31, 2011:

	OPTIONS OUTSTANDING			OPTIONS EXERCISABLE
	NUMBER	WEIGHTED-		NUMBER	WEIGHTED-
RANGE OF	OUTSTANDING	AVERAGE	WEIGHTED-	OUTSTANDING	AVERAGE	WEIGHTED-
EXERCISE	AT	REMAINING	AVERAGE	AT	REMAINING	AVERAGE
PRICE	DECEMBER 31,	CONTRACTUAL	EXERCISE	DECEMBER 31,	CONTRACTUAL	EXERCISE
	$2011	LIFE	PRICE	2011	LIFE	PRICE
0.01	31,335	6.5	$0.01	-	-	-
0.26 – 2.00	1,044,028	2.3	$1.74	1,024,778	2.3	$1.73
2.04 – 3.51	521,454	3.2	$2.84	505,829	3.1	$2.82
4.25 – 4.45	172,367	2.8	$4.33	172,367	2.8	$4.33
5.16 – 6.77	326,706	4.9	$5.62	180,560	4.9	$5.53
7.06 – 8.12	428,919	5.0	$7.38	251,354	4.9	$7.44
9.48 – 9.71	497,000	6.3	$9.54	-	-	-
	3,021,809			2,134,888

As of December 31, 2011, the aggregate intrinsic value for the options exercisable was $13.7 million with a weighted-average remaining contractual life of 3.1 years. Additionally, there were 0.9 million options expected to vest with a weighted-average exercise price of $7.85 and an aggregate intrinsic value of $1.5 million with a weighted-average remaining contractual life of 5.8 years.

E.	Stock-based compensation expenses

The following table summarizes the effects of stock-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	YEAR ENDED DECEMBER 31,
	(in thousands)
	2011	2010	2009

Cost of revenues	$202	$170	$132
Research and development expenses	168	145	120
Selling and marketing expenses	389	334	266
General and administrative expenses	972	520	474
Total	$1,731	$1,169	$992

Compensation cost related to share incentives is recognized in operating results (included in cost of revenues, research and development, selling and marketing, general and administrative expenses) under ASC 718 in 2011 was $1,731, in 2010 was $1,169 and in 2009 was $992.

The unrecognized stock-based compensation cost calculated under the fair value method for shares incentives expected to vest (unvested shares net of expected forfeitures) as of December 31, 2011 was approximately $3.6 million and is expected to be recognized over a weighted-average period of 2.2 years.

Under ASC 718, the fair market value of each option grant is estimated on the date of grant using the "Black-Scholes option pricing" method with the following weighted-average assumptions: (1) expected life of 4.7 years (2010 – 4.8, 2009 – 5.1); (2) dividend yield of 3.4% (2010 – 0%, 2009 – 0%); (3) expected volatility of 61% (2010 – 66%, 2009 – 70%); and (4) risk-free interest rate of 2.5% (2010 –3.0%, 2009 – 3.4%).

F.	Dividend

During 2011 the Company declared a cash dividend to its shareholders in the amount of $10 million ($0.32 per share). During 2011 the Company distributed a cash dividend of $7.5 million ($0.24 per share).

Subsequent to December 31, 2011, the Company distributed a cash dividend in the amount of $2.5 million.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING

NOTE 13 — SEGMENT REPORTING

The Company operates in one segment, the design, development, and marketing of software solutions.

The Company's revenues by geographic area are as follows:

	YEAR ENDED DECEMBER 31,
	2011	2010	2009
Revenue
Americas	$40,070	$28,681	$22,676
EMEA	39,455	37,080	27,832
Israel	847	849	596
Asia Pacific	6,715	4,409	10,019
	$87,087	$71,019	$61,123

Major customers- as percentage of total sales:

	2011	2010	2009
	%	%	%

Customer A	12	12	(*)
Customer B	10	(*)	(*)
Customer C	(*)	(*)	11

(*) Less than 10%

Long-lived assets by geographical areas are as follows:

	YEAR ENDED DECEMBER 31,
	2011	2010
Property and Equipment, Net
Americas	$448	$444
EMEA	475	497
Asia Pacific	361	264
Israel	2,589	2,179
	$3,873	$3,384

TAXES ON INCOME (TAX BENEFIT)	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME (TAX BENEFIT)

NOTE 14 –TAXES ON INCOME (TAX BENEFIT)

A.	Company

Part of the Company's investment in equipment has received approvals ("Approved Enterprise" status) in accordance with the Law for the Encouragement of Capital Investments, 1959 (the "Investment Law"). The Company has chosen to receive its benefits through the "Alternative Benefits" track, and, as such, is eligible for various benefits. These benefits include accelerated depreciation of fixed assets used in the investment program, as well as a full tax exemption on undistributed income in relation to income derived from the first plan for a period of 2 years and for the second and third plans for a period of 4 years. Thereafter a reduced tax rate of 25% will be applicable for an additional period of up to 5 years for the first plan and 3 years for the second and third plans, commencing with the date on which taxable income is first earned but not later than certain dates. In the case of foreign investment of more than 25%, the tax benefits are extended to 10 years, and in the case of foreign investment ranging from 49% to 100% the tax rate is reduced on a sliding scale to 10%. The benefits are subject to the fulfillment of the conditions of the letter of approval. The first, second and third plans benefit periods have already expired.

On April 1, 2005, an amendment to the Investment Law came into effect ("the Amendment") that significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as a Privileged Enterprise, such as provisions generally requiring that at least 25% of the Privileged Enterprise's Income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits. However, the Investment Law provides that terms and benefits included in any certificate of approval already granted will remain subject to the provisions of the law as they were on the date of such approval. Therefore, the Israeli companies with Approved Enterprise status will generally not be subject to the provisions of the Amendment. As a result of the amendment, tax-exempt income generated under the provisions of the new law, will subject the Company to taxes upon distribution or liquidation. Plans four, five and six are under Privileged Enterprise.

The first investment plan (First plan) benefit period has already expired.

The second investment plan (Second plan) benefit period has already expired.

The third investment plan (Third plan) benefit period has already expired.

In 2006, the Company received approval by the amendment to the Investment Law (Fourth plan) as a Privileged Enterprise. The commencing year was 2004. 2011 is the first year the Company generated income subject to the provision of the new law. The expected expiration year is 2015.

In 2007, the Company received approval by the amendment to the Investment Law (Fifth plan) as a Privileged Enterprise. The commencing year was 2006. 2011 is the first year the Company generated income subject to the provision of the new law. The expected expiration year is 2017.

In 2008, based on Company investments in property and equipment in the years 2007 and 2008, the Company submitted a request to approve a new plan (sixth plan) as a Privileged Enterprise in accordance with the Amendment to the Investment Law. The commencing year was 2008. The expected expiration year is 2019.

The entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the above law, regulations published thereunder and the instruments of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest.

Income not eligible for "Approved Enterprise" benefits mentioned above is taxed at a regular rate of 24% (25% in 2010).

In the event of distribution by the Company of a cash dividend out of retained earnings that were tax exempt due to its Approved Enterprise status, the Company would have to pay corporate tax of 10% - 25% on the income from which the dividend was distributed based on the extent to which non-Israeli shareholders hold Company’s shares. A 15% withholding tax may be deducted from dividends distributed to the recipients.

The Company has not provided deferred taxes on future distributions of tax-exempt earnings, as management and the Board of Directors have not yet determined to pay any dividend in the future. Accordingly, such earnings have been considered to be permanently reinvested.

From 2011 the Company has earnings attributable to Approved Enterprise programs.

Recently, new legislation amending to the Investment Law was adopted. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies (Requirement of a minimum export of 25% of the company's total turnover), as opposed to the current law's incentives, which are limited to income from Approved Enterprises during their benefits period. Under the new law, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively thereafter. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

Under the transition provisions of the new legislation, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law.

Changing from the current law to the new law is permitted at any time. The Company chose not to adopt the new law during 2011. The Company does not expect the new law to have material ramifications on the tax payable in respect of its Israeli operations.

B.	Tax assessments

Final tax assessments in Israel have been received up to and including the 2007 tax year.

C.	Deferred taxes

Deferred tax assets, net consist of the following significant items:

	DECEMBER 31,
	2011	2010

Net operating loss carry forwards in Israel*	$-	$1,597
Net operating loss carry forwards of non-Israeli subsidiaries	7,606	6,739
R&D cost temporary differences	14	133
Other timing differences	1,180	1,702
Deferred tax assets before valuation allowance	8,800	10,171
Valuation allowance	(7,890)	(7,951)
Deferred tax assets, net of allowance	$910	$2,220

* Based on 24% tax rate for 2010

Presentation in balance sheets:

	DECEMBER 31,
	2011	2010

Current deferred taxes, net	$540	$2,220
Non-current deferred taxes, net	550	-
Non-current deferred tax liability, net	(180)	-
	$910	$2,220

Under ASC 740 ("Income Taxes"), deferred tax assets, net are to be recognized for the anticipated tax benefits associated with net operating loss carry-forwards and deductible temporary differences; unless it is more-likely-than-not that some or all of the deferred tax assets will not be realized. The adjustment is made by a valuation allowance. Since in previous years the realization of the net operating loss carry-forwards and deductible temporary differences was less likely than not, a valuation allowance has been established for the full amount of the tax benefits. For 2008, based on historical taxable income from continuing operations and projections for future taxable income the Company determined that it is more likely than not that some of its deferred tax assets are expected to be realized, and reversed part of the valuation allowance. The reversal of the valuation allowance and other adjustments to the deferred tax assets resulted in the recognition of tax expense of $1,310 and 940 in 2011 and 2010, respectively.

As of December 31, 2011, net operating loss carryforwards in U.S subsidiary amounted to approximately $19,400 attributable to the federal tax and approximately $0.9 million attributable to other subsidiaries. The tax loss carryforwards in the U.S. expire between 2012 and 2024. Utilization of U.S. net operating losses would be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state law provisions. The annual limitations would result in the expiration of part of net operating losses before utilization. The tax loss carryforwards in other subsidiaries have no expiration date.

D.	Israel and International components of income profit before taxes

	YEAR ENDED DECEMBER 31,
	2011	2010	2009

Israel	$13,330	$7,049	$8,092
International	1,342	3,366	3,418
	$14,672	$10,415	$11,510

E.	Income taxes included in the statement of operations

	YEAR ENDED DECEMBER 31,
	2011	2010	2009

Current taxes	$1,152	$430	$216
Deferred taxes	1,310	940	(1,220)
	$2,462	$1,370	$(1,004)

F.	Tax reconciliation

The following is a reconciliation of the theoretical tax expense, assuming that all income is taxed at the ordinary statutory average corporate tax rate in Israel and other jurisdictions and the actual tax expense in the statement of operations, is as follows:

	YEAR ENDED DECEMBER 31,
	2011	2010

Net income before taxes	$14,672	$10,415

Average Statutory tax rates	27%	26%

Theoretical tax	3,961	2,708

Decrease in taxes resulting from effect of “privileged enterprise” status	(3,266)	(1,734)
Non-deductible expenses	(641)	(216)
Change in valuation allowance and deferred taxes	1,951	849
Other	457	(237)
	(1,499)	(1,338)

Actual tax expense	$2,462	$1,370

G.	Uncertain tax positions

As of December 31, 2011, The Company maintains 3 uncertain tax positions accruals in the amounts of $352, $341 and $32.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.